Disclosure of information on segments - Reconciliation of segment liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information on segments [Line Items]
Total liability	$ 2,023,280	$ 1,179,760	$ 1,139,074
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Total liability	4,454,433	3,532,172	3,774,752
Elimination of liabilities of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Total liability	(2,148,520)	(2,283,470)	(2,585,272)
Elimination of intercompany payables [Member]
Disclosure of information on segments [Line Items]
Total liability	(282,530)	(68,961)	(50,395)
Elimination of intersegment other liabilities amount [Member]
Disclosure of information on segments [Line Items]
Total liability	$ (103)	$ 19	$ (11)